Cover	Feb. 18, 2022
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Feb. 18, 2022
Entity File Number	333-233778
Entity Registrant Name	PHOENIX PLUS CORP.
Entity Central Index Key	0001785493
Entity Tax Identification Number	61-1907931
Entity Incorporation, State or Country Code	NV
Entity Address, Address Line One	2-3 & 2-5 BEDFORD BUSINESS PARK
Entity Address, Address Line Two	JALAN 3/137B
Entity Address, Address Line Three	BATU 5, JALAN KELANG LAMA
Entity Address, City or Town	KUALA LUMPUR
Entity Address, Country	MY
Entity Address, Postal Zip Code	58200
City Area Code	852
Local Phone Number	8120 0914
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock
Trading Symbol	PXPC
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false